Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Components of the net periodic benefit cost and cumulative other comprehensive loss related to pensions
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2017	2016	2015	2017	2016	2015
Net pension costs (credits):
Service costs	$21,711	$22,291	$21,120	$7,039	$4,225	$5,071
Interest costs	31,085	26,498	24,535	8,177	7,441	8,719
Expected returns on plan assets	(48,275)	(50,197)	(52,095)	(9,070)	(6,915)	(9,296)
Amortization of prior service costs	1,362	1,205	1,310
Amortization of actuarial losses	6,210	4,532	1,962	1,833	1,540	1,910
Ongoing pension costs (credits)	12,093	4,329	(3,168)	7,979	6,291	6,404
Settlement costs (credits)	(1,990)			71	4,231	3,255
Net pension costs (credits)	10,103	4,329	(3,168)	8,050	10,522	9,659
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(65,829)	18,926	15,359	(13,960)	17,030	1,907
Prior service costs arising during the year	844	2,081
Amortization of actuarial losses	(4,220)	(4,532)	(1,962)	(1,904)	(1,540)	(1,910)
Amortization of prior service costs	(1,362)	(1,205)	(1,310)
Exchange rate loss recognized during year				4,133	(11,627)	(5,830)
Total recognized in Cumulative other comprehensive loss	(70,567)	15,270	12,087	(11,731)	3,863	(5,833)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$(60,464)	$19,599	$8,919	$(3,681)	$14,385	$3,826

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2017, 2016 and 2015. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$514,983	$409,911	$105,072
Fixed income investments (2)	380,902	146,816	234,086
Other assets (3)	39,196		39,196
Total investments in fair value hierarchy	935,081	$556,727	$378,354
Investments measured at NAV or its equivalent (4)	533,561
Total investments	$1,468,642

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Total investments	$1,012,021

	Fair value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$435,690	$372,033	$63,657
Fixed income investments (2)	290,470	141,448	149,022
Other assets (3)	16,361		16,361
Total investments in fair value hierarchy	742,521	$513,481	$229,040
Investments measured at NAV or its equivalent (4)	278,423
Total investments	$1,020,944

(1) This category includes actively managed equity assets that track primarily to the S&P 500.
(2) This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
(3) This category includes real estate and pooled investment funds.
(4) This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2017	2016	2015	2017	2016	2015
Accumulated benefit obligations at end of year	$913,363	$630,159	$621,873	$308,164	$172,047	$172,426
Projected benefit obligations:
Balances at beginning of year	$632,797	$624,791	$653,338	$206,873	$201,854	$234,524
Service costs	21,711	22,291	21,120	7,039	4,225	5,071
Interest costs	31,085	26,498	24,535	8,177	7,441	8,719
Actuarial losses (gains)	67,945	8,132	(40,602)	(4,002)	43,736	(3,045)
Acquisition	246,894			115,045
Contributions and other	844	2,081		1,397	947	1,072
Settlements	(43,381)			(758)	(14,862)	(18,707)
Effect of foreign exchange				22,938	(30,360)	(17,211)
Benefits paid	(41,720)	(50,996)	(33,600)	(7,112)	(6,108)	(8,569)
Balances at end of year	916,175	632,797	624,791	349,597	206,873	201,854
Plan assets:
Balances at beginning of year	847,013	858,605	896,071	165,008	162,339	187,645
Actual returns on plan assets	182,049	39,404	(3,866)	16,282	33,569	4,844
Acquisition	244,677			82,314
Contributions and other				6,048	15,019	11,424
Settlements	(43,381)			(758)	(14,862)	(18,707)
Effect of foreign exchange				18,222	(24,949)	(14,298)
Benefits paid	(41,720)	(50,996)	(33,600)	(7,112)	(6,108)	(8,569)
Balances at end of year	1,188,638	847,013	858,605	280,004	165,008	162,339
Excess (deficient) plan assets over projected benefit obligations	$272,463	$214,216	$233,814	$(69,593)	$(41,865)	$(39,515)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$272,463	$214,216	$233,814	$24,280	$11,313	$11,068
Other accruals				(2,523)	(1,522)	(1,442)
Other long-term liabilities				(91,350)	(51,656)	(49,141)
	$272,463	$214,216	$233,814	$(69,593)	$(41,865)	$(39,515)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(64,799)	$(134,847)	$(120,454)	$(33,873)	$(45,604)	$(41,741)
Prior service costs	(5,496)	(6,015)	(5,138)
	$(70,295)	$(140,862)	$(125,592)	$(33,873)	$(45,604)	$(41,741)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	4.20%	4.40%	2.73%	3.21%	4.20%
Rate of compensation increase	3.33%	3.38%	3.14%	3.69%	4.43%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.15%	4.40%	3.95%	3.88%	4.20%	3.92%
Expected long-term rate of return on assets	5.00%	6.00%	6.00%	4.75%	4.70%	4.84%
Rate of compensation increase	3.30%	3.14%	4.00%	4.33%	4.00%	3.70%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2017	2016	2015
Benefit obligation:
Balance at beginning of year - unfunded	$265,137	$263,383	$295,149
Service cost	2,105	2,244	2,485
Interest cost	10,749	11,009	11,182
Acquisition	17,010
Actuarial loss (gain)	11,637	7,548	(19,370)
Plan amendments			(9,269)
Benefits paid	(15,815)	(19,047)	(16,794)
Balance at end of year - unfunded	$290,823	$265,137	$263,383
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(274,675)	$(250,397)	$(248,523)
Other accruals	(16,148)	(14,740)	(14,860)
	$(290,823)	$(265,137)	$(263,383)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(44,147)	$(23,211)	$(15,664)
Prior service credits	12,625	19,205	25,784
	$(31,522)	$(4,006)	$10,120
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%
Employer Group Waiver Plan (EGWP) trend rate	11.00%	10.60%	11.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65	6.00%	6.00%	7.00%
Health care cost trend rate - post-65	5.50%	5.00%	6.50%
Prescription drug cost increases	10.50%	11.50%	6.50%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2017	2016	2015
Net periodic benefit cost:
Service cost	$2,105	$2,244	$2,485
Interest cost	10,749	11,009	11,182
Amortization of actuarial losses	32		1,011
Amortization of prior service credit	(6,579)	(6,578)	(4,529)
Ongoing pension costs (credits)	6,307	6,675	10,149
Settlement (credits) costs	(9,332)
Net pension (credits) costs	(3,025)	6,675	10,149

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	11,637	7,548	(19,370)
Prior service credit arising during the year			(9,269)
Amortization of actuarial losses	(32)		(1,011)
Settlement costs	9,332
Amortization of prior service credit	6,579	6,578	4,529
Total recognized in Cumulative other comprehensive loss	27,516	14,126	(25,121)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$24,491	$20,801	$(14,972)

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2017:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$104	$(124)
Effect on the postretirement benefit obligation	$2,655	$(2,794)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2018	$17,192
2019	18,139
2020	19,058
2021	19,541
2022	19,816
2023 through 2027	98,270
Total expected benefit cash payments	$192,016